Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap [member]
Disclosure of detailed information about hedging instruments [table]
Hedging instrument, assets	€ 2,665	€ 4,895
Hedging instrument, liabilities	1,528	2,050
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [table]
Hedging instrument, assets	87	44
Hedging instrument, liabilities	€ 83	€ 110